Average Annual Total Returns - VIPEnergyPortfolio-Service2PRO - VIPEnergyPortfolio-Service2PRO - VIP Energy Portfolio	Aug. 04, 2023
VIP Energy Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	62.87%
Past 5 years	6.94%
Past 10 years	4.54%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1509
Average Annual Return:
Past 1 year	63.13%
Past 5 years	8.42%
Past 10 years	5.16%